Stock Incentive Plans - Schedule of Restricted Stock Units (Detail)	9 Months Ended	1 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 23, 2011 Restricted stock units [Member]	Oct. 18, 2010 Restricted stock units [Member]	Dec. 31, 2012 Restricted stock units [Member]	Dec. 31, 2011 Restricted stock units [Member]	Dec. 31, 2010 Restricted stock units [Member]	Sep. 30, 2013 Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	242,000			242,000	239,000		261,559
Issued per Option Exchange					4,000	235,000
Granted	55,170	4,000	235,000		3,000	4,000
Forfeited/expired	(35,611)				(4,000)
Ending Balance	261,559			242,000	242,000	239,000	261,559